Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	51
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.55500%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$342,445.82

Principal:
Principal Collections	$8,651,240.02
Prepayments in Full	$2,636,256.27
Liquidation Proceeds	$22,719.16
Recoveries	$99,982.96
Sub Total	$11,410,198.41
Collections	$11,752,644.23

Purchase Amounts:
Purchase Amounts Related to Principal	$223,279.77
Purchase Amounts Related to Interest	$943.65
Sub Total	$224,223.42

Clean-up Call	$92,585,467.21

Reserve Account Draw Amount	$9,706,990.56

Available Funds - Total	$114,269,325.42

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	51
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$114,269,325.42
Servicing Fee	$86,829.99	$86,829.99	$0.00	$0.00	$114,182,495.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$114,182,495.43
Interest - Class B Notes	$45,862.09	$45,862.09	$0.00	$0.00	$114,136,633.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$114,136,633.34
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$114,068,767.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$114,068,767.92
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$113,985,548.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$113,985,548.34
Regular Principal Payment	$100,677,697.53	$100,677,697.53	$0.00	$0.00	$13,307,850.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$13,307,850.81
Residual Released to Depositor	$0.00	$13,307,850.81	$0.00	$0.00	$0.00
Total		$114,269,325.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$100,677,697.53
Total					$100,677,697.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$26,977,697.53	$488.11	$45,862.09	$0.83	$27,023,559.62	$488.94
Class C Notes	$36,850,000.00	$1,000.00	$67,865.42	$1.84	$36,917,865.42	$1,001.84
Class D Notes	$36,850,000.00	$1,000.00	$83,219.58	$2.26	$36,933,219.58	$1,002.26
Total	$100,677,697.53	$53.57	$196,947.09	$0.10	$100,874,644.62	$53.67

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	51

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$26,977,697.53	0.4881074	$0.00	0.0000000
Class C Notes	$36,850,000.00	1.0000000	$0.00	0.0000000
Class D Notes	$36,850,000.00	1.0000000	$0.00	0.0000000
Total	$100,677,697.53	0.0535702	$0.00	0.0000000

Pool Information
Weighted Average APR	3.787%	3.831%
Weighted Average Remaining Term	16.14	15.58
Number of Receivables Outstanding	17,827	16,555
Pool Balance	$104,195,982.35	$92,585,467.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$100,677,697.53	$89,519,326.32
Pool Factor	0.0536706	0.0476901

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$0.00
Targeted Credit Enhancement Amount	$0.00
Yield Supplement Overcollateralization Amount	$3,066,140.89
Targeted Overcollateralization Amount	$3,066,140.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,585,467.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$9,706,990.56
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(9,706,990.56)
Specified Reserve Balance	$0.00

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	51
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$77,019.92
(Recoveries)		190	$99,982.96
Net Loss for Current Collection Period			$(22,963.04)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2645%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5403%
Second Prior Collection Period			0.2067%
Prior Collection Period			0.5420%
Current Collection Period			(0.2801)%
Four Month Average (Current and Prior Three Collection Periods)			0.2522%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		7,174	$18,957,560.22
(Cumulative Recoveries)			$4,009,341.79
Cumulative Net Loss for All Collection Periods			$14,948,218.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7700%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,642.54
Average Net Loss for Receivables that have experienced a Realized Loss			$2,083.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.85%	308	$2,642,798.90
61-90 Days Delinquent	0.29%	29	$272,740.26
91-120 Days Delinquent	0.11%	9	$97,956.16
Over 120 Days Delinquent	0.92%	65	$855,009.15
Total Delinquent Receivables	4.18%	411	3,868,504.47

Repossession Inventory:
Repossessed in the Current Collection Period		12	$149,305.39
Total Repossessed Inventory		20	$232,507.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5346%
Prior Collection Period			0.5722%
Current Collection Period			0.6222%
Three Month Average			0.5763%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer